Leases - Schedule of Future Leases Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Leases Payments [Abstract]
2025	$ 10,409
2026	10,344
2027	11,379
2028	12,516
2029	13,767
Total undiscounted lease payments	58,415
Less: Imputed interest	(6,021)
Total lease liabilities	$ 52,394	$ 10,686